LONG-TERM DEBT - Additional Information - 10K (Details) $ / shares in Units, $ in Millions					1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended			17 Months Ended
	Feb. 29, 2016 USD ($)	Mar. 12, 2015 USD ($)	May 01, 2014 USD ($)	Feb. 08, 2013 USD ($)	Mar. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	[1]	Dec. 31, 2015 USD ($) Payment $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 22, 2013	Oct. 08, 2013 $ / shares	Sep. 07, 2013	Sep. 06, 2013
Debt Instrument [Line Items]
Aggregate principal amount outstanding												$ 1,837.2
Scheduled principal payments												30.0
Debt Issuance Cost												0.0	$ 1.8	$ 48.8
Gain (loss) on early extinguishment of debt								$ (1.9)				0.0	(2.0)	$ (29.7)
Standby and trade letters of credit for various corporate purposes									$ 8.3			$ 8.8	$ 9.0		$ 9.0
Repayments of long-term debt									$ 15.1	$ 15.9
Preferred stock, par value (in dollars per share) | $ / shares									$ 1.00			$ 1.00	$ 1.00		$ 1.00		$ 0.01
Amended Term Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 23.2	$ 24.6
Percentage of excess cash flow, as defined	50.00%				50.00%							50.00%
Required Prepayment, Number Of Days Following Last Day Of Fiscal Year												100 days
Required Prepayment of Debt												$ 23.2
Debt Instrument, Periodic Payment, Principal												6.9
Debt Instrument, Periodic Payment, Principal, After Giving Effect to Prepayment												$ 6.8
Line of Credit Facility, Commitment Fee Percentage												0.25%
Line of Credit Facility, Fronting Fee Percentage												0.25%
Line of Credit Facility, Administrative Fee Percentage												0.25%
Letter Of Credit Fronting Fee												0.25%
Line Of Credit Facility Additional Borrowing Capacity						$ 300.0
Leverage Ratio						3.50
Debt Instrument, Periodic Payment, Principal, Percentage												0.25%
2011 Term Loan [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 11.5						$ 12.1
Aggregate principal amount outstanding	651.4				$ 662.9		662.9		$ 651.4			$ 662.9
Maximum borrowings available under credit facility						$ 675.0			675.0
Term loan facility									648.2			658.5
Basis spread on variable interest rate						2.50%								3.00%
Debt Instrument, Variable Rate Floor						0.75%								1.00%
Debt Instrument Basis Spread On Alternative Base Rate						1.50%								2.00%
Floor on alternate base rate						1.75%
Repayments of long-term debt				$ 113.0								0.0	$ 0.0	$ 113.0
2011 Term Loan [Member] | Swingline Loan [Member]
Debt Instrument [Line Items]
Maximum borrowings available under credit facility						$ 30.0
2011 Term Loan [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowings available under credit facility						60.0
2011 Term Loan [Member] | February 2014 Term Loan Amendment [Member]
Debt Instrument [Line Items]
Debt Issuance Cost													1.1
Write off of Deferred Debt Issuance Cost													0.8
Gain (loss) on early extinguishment of debt													(1.9)
Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Repayment of debt	11.7						12.5
Aggregate principal amount outstanding									658.6			673.7
Scheduled principal payments	$ 6.8				$ 1.8		$ 1.8					6.8	6.9		$ 6.9
Quarterly principal amortization payments												1.7
Maximum borrowings available under credit facility						$ 700.0			700.0
Term loan facility									648.5			662.1
Leverage Ratio						4.25
Repayments of long-term debt												19.3	$ 7.0	0.0
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowings available under credit facility						$ 175.0			175.0			175.0
Line Of Credit Facility Additional Borrowing Capacity						100.0
Difference Between Borrowing Base and Amounts Outstanding						$ 20.0
Consolidated Fixed Charge Coverage Ratio						100.00%
Cash Proceeds From Sales of Term Loan First Lien Collateral, Limit						$ 10.0
Cash Proceeds From Sales of Term Loan First Lien Collateral, Carryover						25.0
Cash Proceeds From Sales of Term Loan First Lien Collateral, Additional Carryover						$ 25.0
Reinvestment Right Period						365 days
Reinvestment Right Period, if Company Entered into a Legally Binding Commitment Before Expiration of Initial Reinvestment Right Period						545 days
Percentage Of Voting Capital Stock						66.00%
Percentage Of Non Voting Capital Stock						100.00%
Maximum Amount Of Restricted Payments To Affiliates						$ 10.0
Aggregate Amount Of Other Restricted Payments						35.0
Maximum Consideration For Affiliate Transactions						10.0
Maximum Aggregate Payments Related To Affiliates															$ 20.0
Aggregate Principal Amount Default						$ 50.0
Capital Stock Ownership						100.00%
Percentage voting power ownership by affiliate						35.00%
Standby and trade letters of credit for various corporate purposes									8.3			8.8
Remaining borrowing capacity									166.7			166.2
Amended And Restated Senior Subordinated Term Loan Due Two Thousand And Fourteen [Member]
Debt Instrument [Line Items]
Write off of Deferred Debt Issuance Cost			$ 0.1
Repayments of Subordinated Debt			$ 58.4
5 3/4% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding												$ 500.0		500.0
Maximum borrowings available under credit facility									$ 500.0
Stated interest rate				5.75%					5.75%			5.75%	5.75%		5.75%
Face amount of debt				$ 500.0
Proceeds from Issuance of Senior Long-term Debt				491.2
Financing Costs				$ 19.4
Redemption percentage													101.00%
Days to file registration statement				150 days
Days for registration to become effective				210 days
Days to affect an exchange offer				270 days
Days following failure				90 days
Additional Interest				0.25%
Additional interest after 90 days				0.25%
Subsequent failure period				90 days
Maximum additional interest				0.50%
Debt Instrument, Interest Rate, Effective Percentage																6.25%		6.00%	5.75%
Additional interest under Registration Rights Agreement														0.4
9.75% Senior Secured Notes Due 2015 [Member]
Debt Instrument [Line Items]
Stated interest rate												9.75%
Repayments of long-term debt				$ 330.0								$ 0.0	$ 0.0	$ 330.0
Debt Instrument Accrued Interest				$ 8.6
Spanish Government Loan Due 2025 [Member]
Debt Instrument [Line Items]
Term loan facility									$ 0.6			$ 0.6	$ 0.7		$ 0.7
Number of Equal Installment Payments | Payment												10

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.